UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter End September 30, 1999

Check here if Amendment [ ]; Amendment Number:______
  This Amendment (Check only one.): [  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:		Veredus Asset Management LLC
Address:	4500 Bowling Blvd. Suite 250
		Louisville, KY 40207

Form 13F File Number:	28-7802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James R. Jenkins
Title:	V.P. & Chief Operating Officer
Phone:	(502) 899-4080

Signature, Place, and Date of Signing:

JAMES R. JENKINS		LOUISVILLE, KENTUCKY		OCTOBER 28, 1999
  [Signature]		   [City, State]			   [Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.







Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		67

Form 13F Information Table Value Total:		$231,118
								(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE





































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Form 13F INFORMATION TABLE










COLUMN 1
COLUMN 2
COLUMN 3
 COLUMN 4
COLUMN 5

COLUMN 6
COLUMN 7
 COLUMN 8





 VALUE


INVESTMENT
OTHER
 VOTING AUTHORITY


NAME
TITLE
CUSIP
 (000s)
SHARES
PUT/CALL
DISCRTN
MGRS
 SOLE
SHARE
 NONE
ABERCROMBIE & FITCH CO
COM
002896207
 41
 1,200

SOLE

 1,200


ACCLAIM ENTERTAINMENT INC NEW
COM
004325205
 3,323
 437,600

SOLE

 419,900

 17,700
AIRTRAN HLDGS INC
COM
00949P108
 1,211
 240,700

SOLE

 221,250

 19,450
ALKERMES INC
COM
01642T108
 1,374
 47,700

SOLE

 47,700


AMERICAN EAGLE OUTFITTERS INC
COM
02553D108
 4,638
 95,750

SOLE

 90,600

 5,150
AMES DEPARTMENT STORES INC NEW
COM
030789507
 5,161
 161,900

SOLE

 161,900


AMGEN INC
COM
031162100
 57
 700

SOLE

 700


ANADIGICS INC
COM
032515108
 5,458
 194,050

SOLE

 184,250

 9,800
ANNTAYLOR STORES CORP
COM
036115103
 5,320
 130,150

SOLE

 124,550

 5,600
ANTEC CORP
COM
03664P105
 7,172
 135,000

SOLE

 129,300

 5,700
ARTHROCARE CORP
COM
043136100
 3,294
 60,300

SOLE

 60,300


ASYST TECHNOLOGIES INC
COM
04648X107
 4,510
 136,650

SOLE

 130,150

 6,500
ATMEL CORP
COM
049513104
 3,324
 98,300

SOLE

 93,250

 5,050
BEA SYSTEMS INC
COM
073325102
 138
 3,900

SOLE

 850

 3,050
BUCA INC
COM
117769109
 1,521
 117,000

SOLE

 117,000


BUSINESS OBJECTS SA
COM
12328X107
 4,552
 77,150

SOLE

 73,700

 3,450
CATHERINES STORES CORP
COM
14916F100
 4,046
 308,300

SOLE

 293,850

 14,450
CIENA CORPORATION
COM
171779101
 7,453
 204,200

SOLE

 189,300

 14,900
CISCO SYSTEMS INC.
COM
17275R102
 69
 1,000

SOLE

 1,000


COLORADO MEDTECH INC
COM
19652U104
 725
 50,200

SOLE

 48,200

 2,000
CONCURRENT COMPUTER CORP NEW
COM
206710204
 2,937
 431,100

SOLE

 412,800

 18,300
CONEXANT SYSTEMS INC
COM
207142100
 2,231
 30,700

SOLE

 29,500

 1,200
CUTTER & BUCK INC
COM
232217109
 4,200
 269,900

SOLE

 255,575

 14,325
CYMER INC
COM
232572107
 2,598
 74,900

SOLE

 67,600

 7,300
CYTYC CORP
COM
232946103
 5,269
 136,200

SOLE

 136,200


DIDAX INC
COM
227685104
 162
 23,200

SOLE

 23,200


DSET CORP
COM
262504103
 2,284
 155,500

SOLE

 155,500


ELECTROGLAS INC
COM
285324109
 3,513
 150,300

SOLE

 143,850

 6,450
EMULEX CORP NEW
COM
292475209
 2,576
 30,000

SOLE

 28,700

 1,300
E-TEK DYNAMICS INC
COM
269240107
 3,806
 70,150

SOLE

 68,600

 1,550
FILENET CORP
COM
316869106
 2,138
 200,000

SOLE

 191,600

 8,400
GANNETT INC DEL
COM
364730101
 48
 700

SOLE

 700


GENESCO INC
COM
371532102
 6,183
 494,600

SOLE

 494,600


IBIS TECHNOLOGY CORP
COM
450909106
 2,865
 83,050

SOLE

 77,250

 5,800
INFOCURE CORP
COM
45665A108
 5,495
 291,100

SOLE

 281,650

 9,450
INSIGHT COMMUNICATIONS INC
COM
45768V108
 5,725
 200,000

SOLE

 191,400

 8,600
INTEGRATED DEVICE TECHNOLOGY
COM
458118106
 555
 30,000

SOLE

 28,700

 1,300
INTEGRATED SILICON SOLUTION
COM
45812P107
 549
 55,900

SOLE

 36,750

 19,150
ISOLYSER CO INC
COM
464888106
 1,680
 455,700

SOLE

 455,700


JDS UNIPHASE CORP
COM
46612J101
 14,932
 131,200

SOLE

 128,550

 2,650
JONES INTERCABLE INC CL A
COM
480206200
 470
 8,700

SOLE

 8,700


KNIGHT RIDDER INC W/RTS TO PUR
COM
499040103
 561
 10,200

SOLE

 10,200


KULICKE & SOFFA INDUSTRIES INC
COM
501242101
 2,920
 120,100

SOLE

 114,050

 6,050
LASERSIGHT INC
COM
517924106
 8,154
 598,450

SOLE

 584,000

 14,450
LSI LOGIC CORP
COM
502161102
 52
 1,000

SOLE

 1,000


MICRON TECHNOLOGY INC
COM
595112103
 1,011
 15,200

SOLE

 11,200

 4,000
MTI TECHNOLOGY CORP
COM
553903105
 4,267
 185,000

SOLE

 177,300

 7,700
NAVISTAR INTERNATIONAL CORP
COM
63934E108
 9,993
 214,900

SOLE

 214,900


OPTICAL COATING LAB INC
COM
683829105
 4,870
 52,900

SOLE

 50,750

 2,150
PF CHANGS CHINA BISTRO INC
COM
69333Y108
 3,792
 175,350

SOLE

 164,150

 11,200
POLYCOM INC
COM
73172K104
 5,323
 111,700

SOLE

 107,250

 4,450
POWERWAVE TECHNOLOGIES INC
COM
739363109
 7,170
 148,700

SOLE

 140,650

 8,050
PRI AUTOMATION INC
COM
69357H106
 4,303
 119,100

SOLE

 113,300

 5,800
ROYAL CARIBBEAN CRUISES LTD
COM
V7780T103
 45
 1,000

SOLE

 1,000


SYNOPSYS INC
COM
871607107
 845
 15,050

SOLE

 10,350

 4,700
TERAYON COMMUNICATION SYS
COM
880775101
 10,073
 206,100

SOLE

 197,800

 8,300
TIMBERLINE SOFTWARE CORP
COM
887134104
 1,119
 60,100

SOLE

 60,100


3DO CO
COM
88553W105
 4,901
 487,100

SOLE

 461,900

 25,200
TRANSIT GROUP INC
COM
893691105
 42
 10,000

SOLE

 10,000


TRANSWITCH CORP
COM
894065101
 5,854
 102,700

SOLE

 99,350

 3,350
TRIQUINT SEMICONDUCTOR
COM
89674K103
 4,792
 83,800

SOLE

 80,200

 3,600
UNISYS CORP
COM
909214108
 54
 1,200

SOLE

 1,200


VARCO INTERNATIONAL INC
COM
922126107
 2,438
 200,000

SOLE

 190,100

 9,900
VARIAN INC
COM
922206107
 4,759
 268,100

SOLE

 268,100


VARIAN SEMICONDUCTOR EQUIPMENT
COM
922207105
 4,894
 232,350

SOLE

 221,750

 10,600
VITESSE SEMICONDUCTOR CORP
COM
928497106
 2,160
 25,300

SOLE

 24,300

 1,000
XICOR INC
COM
984903104
 3,125
 558,600

SOLE

 535,650

 22,950
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